Related party transactions	6 Months Ended
Feb. 28, 2025
Related party transactions
Related party transactions

14. Related party transactions

Companies related through common ownership

EB Rental Ltd. [prior to June 3, 2021]

7858078 Canada Inc. [prior to June 3, 2021]

Montana Strategies Inc. [prior to April 25, 2024]

Strategies EB Inc. [prior to April 25, 2024]

Key management personnel of the Company have control over the following entities

California Electric Boat Company Inc.

9335-1427 Quebec Inc.

9519-0682 Quebec Inc.

Hurricane Corporate Services Ltd. [prior to March 1, 2024]

Mac Engineering, SASU – Since February 16, 2021

Ultimate founder shareholders and their individually controlled entities

Alexandre Mongeon

Patrick Bobby

Robert Ghetti

Immobilier R. Ghetti Inc.

Société de Placement Robert Ghetti Inc.

The following table summarizes the Company’s related party transactions for the period:

	Three-month period	Three-month period	Six-month period	Six-month period
	ended February 28,	ended February 29,	ended February 28,	ended February 29,
	2025	2024	2025	2024
	$	$	$	$

R&D expenses & Inventory Deposits
Mac Engineering, SASU	302,058	1,392,983	788,870	1,580,776

The Company leases its Boisbriand premises from California Electric Boat Company Inc. Prior to August 1, 2024, this lease was accounted for as a right-of-use asset and lease liability. However, on August 1, 2024, the lease was renegotiated for a one-year term only and ceased to be accounted for as a right-of-use asset and lease liability. As such, as at February 28, 2025 the right-of-use asset for this lease was nil [August 31, 2024 – nil] and the lease liability was nil [August 31, 2024 – nil]. For the three-month and six-month periods ended February 28, 2025, rent expense of $69,358 and $136,696 respectively [February 29, 2024 – nil for both periods] was recorded under the renegotiated lease.

Remuneration of directors and key management of the Company

	Three-month period	Three-month period	Six-month period	Six-month period
	ended February 28,	ended February 29,	ended February 28,	ended February 29,
	2025	2024	2025	2024
	$	$	$	$
Wages	361,871	494,216	718,358	996,231
Share-based payments – capital stock	154,336	50,038	241,502	116,626
Share-based payments – stock options	5,857	61,552	16,595	83,106
	522,064	605,806	976,455	1,195,963

The amounts due to and from related parties are as follows:

	As at	As at
	February 28,	August 31,
	2025	2024
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	25,000	25,000
Alexandre Mongeon	14,200	14,200
	39,200	39,200

Current advances to (from) related party
Alexandre Mongeon	17,266	(84,616)

Amounts due to related parties included in trade and other payable
Alexandre Mongeon	21,538	86,152
Xavier Montagne	11,615	11,615
Raffi Sossoyan	11,500	11,500
California Electric Boat Company	—	197,862
Mac Engineering, SASU	18,519	1,006,541
	63,172	1,313,670

Advances from related parties are non - interest bearing and have no specified terms of repayment.